Average Annual Total Returns - (Morgan Stanley ETF Trust)				12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2024		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Eaton Vance Mortgage Opportunities ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.33%		6.81%	2.16%	3.40%
Eaton Vance Mortgage Opportunities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.34%		4.37%	0.43%	1.52%
Eaton Vance Mortgage Opportunities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.47%		3.98%	0.89%	1.76%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]			2.04%	0.06%	1.73%
Bloomberg U.S. Mortgage-Backed Securities (MBS) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	3.80%	[3]	1.20%	(0.74%)	0.91%

[1]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[2]	The Bloomberg U.S. Universal Index represents the union of the US Aggregate Index, US Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, US Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.
[3]	Since Inception reflects the inception date of Class I shares of the Predecessor Fund (commenced operations on July 28, 1997).
[4]	The Bloomberg U.S. Mortgage Backed Securities (MBS) Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the Bloomberg U.S. Aggregate Index. It is not possible to invest directly in an index.